Quarterly Holdings Report
for
Fidelity Freedom® Index 2020 Fund
June 30, 2026
FRX-X20-NPRT1-0826
1.906840.116
Bond Funds - 54.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	45,638,916	456,389,159
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	57,915,838	443,635,321
Fidelity Series Bond Index Fund (a)	265,076,521	2,393,640,980
Fidelity Series International Developed Markets Bond Index Fund (a)	40,926,506	349,512,364
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,624,552	184,548,865
TOTAL BOND FUNDS (Cost $4,232,570,238)		3,827,726,689

Domestic Equity Funds - 26.1%
	Shares	Value ($)
Fidelity Series Commodity Strategy Fund (a)	680,974	73,007,190
Fidelity Series Total Market Index Fund (a)	71,183,731	1,752,543,465
TOTAL DOMESTIC EQUITY FUNDS (Cost $764,613,787)		1,825,550,655

International Equity Funds - 16.8%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $595,328,640)	55,892,133	1,173,734,797

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $157,772,740)	15,848,057	157,688,166

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,750,285,405)	6,984,700,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	(426,106)
NET ASSETS - 100.0%	6,984,274,201

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	413,483,228	51,826,456	11,292,452	249,587	6,355	2,365,572	456,389,159	45,638,916
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	433,084,102	18,660,390	12,681,692	228,540	(988,647)	5,561,168	443,635,321	57,915,838
Fidelity Series Bond Index Fund	2,268,413,295	204,008,311	71,263,759	23,818,209	(1,255,392)	(6,261,475)	2,393,640,980	265,076,521
Fidelity Series Commodity Strategy Fund	43,733,668	34,372,597	1,517,917	-	(26,786)	(3,554,372)	73,007,190	680,974
Fidelity Series Global ex U.S. Index Fund	1,127,589,134	21,061,702	116,730,489	-	14,914,208	126,900,242	1,173,734,797	55,892,133
Fidelity Series International Developed Markets Bond Index Fund	333,270,690	22,481,435	9,217,737	2,793,650	(292,962)	3,270,938	349,512,364	40,926,506
Fidelity Series Long-Term Treasury Bond Index Fund	195,957,030	4,397,995	15,838,318	1,946,521	(8,153,771)	8,185,929	184,548,865	34,624,552
Fidelity Series Total Market Index Fund	1,681,814,263	30,829,255	214,334,607	3,132,680	78,286,420	175,948,134	1,752,543,465	71,183,731
Fidelity Series Treasury Bill Index Fund	163,946,937	3,553,664	9,812,435	1,492,420	(23,218)	23,218	157,688,166	15,848,057
	6,661,292,347	391,191,805	462,689,406	33,661,607	82,466,207	312,439,354	6,984,700,307

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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